UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

6601 SIX FORKS ROAD, SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
6601 SIX FORKS ROAD, SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC
Semi-Annual Report

FOR THE PERIOD ENDED DECEMBER 31, 2016

HATTERAS
FUNDS

Defining Alternatives

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Table of Contents

Schedule of Investments	1-6
Statement of Assets, Liabilities and Members’ Capital	7
Statement of Operations	8
Statements of Changes in Members’ Capital	9
Statement of Cash Flows	10
Notes to Financial Statements	11-20
Board of Managers	21
Fund Management	22
Other Information	23
Privacy Policy	24-25

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Private Company:
Consumer:
Sonim Technologies, Inc. [a,b,c]
San Mateo, California
720,838 shares of
Series B Preferred Stock	Nov. 2009	$167,180	$174,161	2.48%

Sonim Technologies, Inc. [a,b,c]
San Mateo, California
2,963,421 shares of
Series A Preferred Stock	Nov. 2012	174,794	298,013	4.24%

Sonim Technologies, Inc. [a,b,c]
San Mateo, California
649,608 shares of
Series A-1 Preferred Stock	May 2016	20,295	65,328	0.92%
Total Consumer		362,269	537,502	7.64%

Healthcare:
Clinipace, Inc. [a,b,c]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	823,784	11.70%

Medical Technology:
Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
12,000 shares of
Common Stock	Jul. 2011	—	9,043	0.13%

Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	263,032	3.74%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited) (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Medical Technology (Continued):
Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
150,000 shares of
Series C Preferred Stock	Nov. 2013	$150,000	$589,396	8.39%
Total Medical Technology		450,000	861,471	12.26%

Semiconductor:
Luxtera, Inc. [a,b,c]
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,412	270,007	3.85%

Software:
Clustrix, Inc. [a,b,c]
San Fransisco, California
9,667 shares of
Common Stock	Dec. 2010	250,001	—	0.00%

KnowledgeTree, Inc. [a,b,c]
Raleigh, North Carolina
275,776 shares of
Common Stock	Jun. 2012	250,002	—	0.00%

KnowledgeTree, Inc. [a,b,c]
Raleigh, North Carolina
253,300 shares of
Series 1 Preferred Stock	Jan. 2014	170,471	83,803	1.19%

Kollective Technology. [a,b,c]
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	—	3,996	0.06%

Kollective Technology. [a,b,c]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,000	173,436	2.46%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited) (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Software (Continued):
Kollective Technology. [a,b,c]
Sunnyvale, California
1,361,147 shares of
Series C Preferred Stock	Jan. 2012	$480,193	$708,215	10.07%

Posit Science Corporation [a,b,c]
San Francisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	85,633	1.22%

Posit Science Corporation [a,b,c]
San Francisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	22,791	0.32%

Sailthru, Inc. a,b,c
New York, New York
171,141 shares of
Series A Preferred Stock	Sep. 2011	299,999	959,598	13.65%

Univa Corporation [a,b,c]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	626,459	8.91%

Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $22,616,
8.00%, 05/19/2016	May 2014	22,616	27,135	0.38%

Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $11,308,
8.00%	Oct. 2015	11,308	12,174	0.17%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited) (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Software (Continued):
Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $11,308,
8.00%	Feb. 2016	$11,308	$11,880	0.17%

Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $11,308,
8.00%	May 2016	11,308	11,671	0.17%
Total Software		2,401,213	2,726,791	38.77%

Total Private Company		4,014,894	5,219,555	74.22%

Public Company:
Semiconductor:
GigOptix, Inc. [a]
San Jose, California
4,702 shares of Series
Common Stock	Apr. 2016	163,270	11,849	0.17%

Quantenna Communications, Inc. [a,b]
Fremont, California
62,931 shares of
Common Stock	Apr. 2010	351,665	1,140,939	16.22%

Total Public Company		514,935	1,152,788	16.39%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited) (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Short-Term Investments:

Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.39% [d]		$675,977	$675,977	9.61%

Total Short-Term Investments		675,977	675,977	9.61%

Total Investments (United States)		$5,205,806	$7,048,320	100.22%

Liabilities in Excess of Other Assets			(15,906)	(0.22%)

Members’ Capital			$7,032,414	100.00%

[a]	Non-income producing.

[b]	Portfolio holdings are subject to substantial restrictions as to resale.

[c]	Non-marketable securities.

[d]	The rate shown is the annualized 7-day yield as of December 31, 2016.

The cost and fair value of restricted Private Company Investments are $4,014,892 and $5,219,555, respectively.

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited) (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

Liabilities in Excess of Other Assets (0.22%)
Consumer 7.64%
Healthcare 11.70%
Medical Technology 12.26%
Semiconductor 20.24%
Software 38.77%
Short-Term Investments 9.61%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

December 31, 2016 (Unaudited)

Assets
Investments in private companies, at fair value (cost $4,014,894)	$5,219,555
Investments in public companies, at fair value (cost $514,935)	1,152,788
Short-term investments, at fair value (cost $675,977)	675,977
Receivable for investment sold	41,922
Interest receivable	224
Total assets	7,090,466

Liabilities and members’ capital
Professional fees payable	26,029
Management fees payable	29,903
Custodian fees payable	870
Other expenses payable	1,250
Total liabilities	58,052

Members’ capital	7,032,414
Total liabilities and members’ capital	$7,090,466

Components of members’ capital
Capital contributions	$10,514,912
Capital distributions	(1,051,605)
Accumulated net investment loss	(2,623,849)
Accumulated net realized loss on investments	(1,649,558)
Accumulated net unrealized appreciation on investments	1,842,514
Members’ capital	7,032,414

Net asset value per unit	$61.32
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the six months ended December 31, 2016 (Unaudited)

Investment income
Dividends	$1,322
Total investment income	1,322

Operating expenses
Management fee	68,866
Professional fees	39,157
Accounting and administration fees	20,000
Board fees	12,000
Custodian fees	6,589
Chief Compliance Officer fee	2,500
Other expenses	7,622
Total operating expenses, before management fee waiver	156,734

Management fee waived	13,702
Net expenses	143,032

Net investment loss	(141,710)

Net realized loss and change in unrealized appreciation on investments
Net realized loss on investments	(529,826)
Net change in unrealized appreciation on investments	874,725
Total net realized loss and change in unrealized appreciation on investments	344,899
Net increase in members’ capital resulting from operations	$203,189

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the year ended June 30, 2016 and the six months ended December 31, 2016 (Unaudited)

Members’ Capital
Members’ capital, at June 30, 2015	$9,431,683
Distribution paid	(1,051,605)
Net investment loss	(302,788)
Net realized gain on investments	121,768
Net unrealized depreciation on investments	(1,369,833)
Members’ Capital, at June 30, 2016	$6,829,225
Net investment loss	(141,710)
Net realized loss on investments	(529,826)
Net change in unrealized appreciation on investments	874,725
Members’ Capital, at December 31, 2016	$7,032,414

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the six months ended December 31, 2016 (Unaudited)

Cash flows from operating activities:
Net increase in members' capital resulting from operations	$203,189
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(37,889)
Proceeds on sales of investments	22,320
Net proceeds on sale of short-term investments	209,919
Net realized loss on investments	529,826
Net change in unrealized appreciation on investments	(874,726)
Increase in receivable for investment sold	(22,320)
Decrease in interest receivable	86
Increase in management fee payable	254
Decrease in professional fees payable	(26,527)
Decrease in custodian fees payable	(4,132)
Net change in cash from operating activities	—

Net change in cash	—

Cash at beginning of year	—
Cash at end of period	$—

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited)

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LP (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board. At a meeting on August 27, 2015, the Board elected to extend the term of the Fund for two successive one-year periods, or until August 31, 2017.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”). The Fund is an investment company and applies accounting and reporting guidance in accordance with Accounting Standards Codification (“ASC”) topic 946, Financial Services - Investment Companies.

b.	Cash

Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to significant credit risk on such accounts. At December 31, 2016, the Fund held no cash balances in deposit accounts.

c.	Valuation of Portfolio Investments

All private investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund’s valuation procedures have been approved by and are subject to continued oversight by the Fund’s Board. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value), and (4) based upon a recent round of financing, which usually includes referencing recent or pending transactions in the same or similar securities of the issuer. These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

Public Companies – are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) when the New York Stock Exchange (“NYSE”) is open. Public Companies listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded.

Short-Term Investments – During the six months ended December 31, 2016, the Fund held its short-term investment in the Fidelity Investments Money Market Government Portfolio – Institutional Class, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund. The MMF invests in a portfolio U.S. government securities and/or repurchase agreements. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, there was no effect on the Funds fair value hierarchy as of December 31, 2016.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:
	Level 1	Level 2	Level 3	Total
Private Company[1]
Convertible Promissory Notes	$—	$—	$62,860	$62,860
Preferred Stock	—	—	5,058,023	5,058,023
Common Stock	—	—	98,672	98,672
Total Private Company	—	—	5,219,555	5,219,555
Public Company
Common Stock	1,152,788	—	—	1,152,788
Total Public Company	1,152,788	—	—	1,152,788
Short-Term Investments	675,977	—	—	675,977
Total	$1,828,765	$—	$5,219,555	$7,048,320

[1]	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As a result of the acquisition of one of the Fund’s private portfolio companies by a public company in a tax free reorganization during the six months ended December 31, 2016, investments valued at $854,032 were transferred from Level 3 to Level 1.

The following is a reconciliation of transfers between levels from July 1, 2016 through December 31, 2016:

Transfers into Level 1	$854,032
Transfers out of Level 1	—
Net Transfers in (out) of Level 1	$854,032

Transfers into Level 3	$—
Transfers out of Level 3	(854,032)
Net Transfers in (out) of Level 3	$(854,032)

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Promissory Notes	Preferred Stock	Common Stock	Total
Balance as of July 1, 2016	$114,415	$5,795,003	$88,868	$5,998,286
Net Realized Gain/(Loss)	(33,688)	(496,137)	—	(529,825)
Change in Unrealized Appreciation/(Depreciation)	692	579,061	9,804	589,557
Transfers In/(Out) of Investment Categories*	(20,671)	(833,361)	—	(854,032)
Gross Purchases	24,432	13,457	—	37,889
Gross Sales	(22,320)	—	—	(22,320)
Balance as of December 31, 2016	$62,860	$5,058,023	$98,672	$5,219,555

*	Transfers in or out of investment categories reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized depreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $379,715.

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of December 31, 2016:

Type of Investment	Fair Value as of December 31, 2016 (Unaudited)	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$62,860	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Preferred Stock	4,250,514	Market Comparable Companies	Forward Revenue Multiple	3.81x	2.27x - 6.32x	Increase
			Discount Rate	15.00%	15.00%	Decrease
	807,509	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Common Stock	98,672	Market Comparable Companies	Forward Revenue Multiple	3.80x	2.53x - 5.32x	Increase
			Discount Rate	15.00%	15.00%	Decrease
Total Private Company	$5,219,555

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s bridge financing notes and the convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

d.	Investment Income

Interest income is recorded on the accrual basis when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At December 31, 2016, all interest was deemed collectable. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the private company. Short-term investments are recorded on a trade-date basis. Investments in private companies are recorded on a subscription effective date basis. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

f.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of December 31, 2016 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended December 31, 2016, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2013 to 2016.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

g.	Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata. There was a distribution made for non-recallable cost and gains from investment exit proceeds in the amount of $1,051,605 on March 29, 2016.

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

i.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments, approximate the carrying amounts presented on the statement of assets, liabilities and members’ capital.

j.	Recently Issues Accounting Pronouncements

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in ASU 2014-15 are intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, U.S. GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. This standard is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Fund does not expect this ASU will have a material impact on its consolidated financial statements.

3.	ALLOCATION OF MEMBERS’ CAPITAL

Net profits or net losses of the Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Members. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Members in accordance with the Members’ respective investment percentages. Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The management fee for the six months ended December 31, 2016 was $68,866. For the six months ended December 31, 2016, the Adviser waived $13,702 of the management fee, which is not subject to recoupment.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), received an annual retainer of $6,000 for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended December 31, 2016, retainers to the Independent Managers totaled $12,000 and are included in the statement of operations under Board Fees.

5.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the six months ended December 31, 2016, the total accounting and administration fee was $20,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

6.	INVESTMENT TRANSACTIONS

Total purchases of investments for the six months ended December 31, 2016 amounted to $37,889. Total proceeds from sales, redemption, or other dispositions of investments for the six months ended December 31, 2016 amounted to $22,320. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments. The Fund relies upon actual and estimated tax information provided by investments to the amounts of taxable income allocated to the Fund as of December 31, 2016.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

7.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

8.	COMMITMENTS

As of December 31, 2016, the Fund did not have any outstanding investment commitments to portfolio companies.

9.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk: Transfer of the units of limited liability company interests (“Units”) of the Fund is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

10.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios, total return and internal rate of return since inception amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income/(loss) or expenses, as applicable, by the average of total monthly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Continued)

10.	FINANCIAL HIGHLIGHTS (Continued)

Per Unit Operating Performance:
Net Asset Value, August 31, 2011	$86.55
Income/(loss) from investment operations:
Net investment loss	(2.78)
Net change in unrealized appreciation on investments in private companies	2.82
Total from investment operations	0.04
Net Asset Value, August 31, 2012	$86.59
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized depreciation on investments in private companies	(15.21)
Total from investment operations	(17.80)
Net Asset Value, June 30, 2013	$68.79
Income/(loss) from investment operations:
Net investment loss	(2.91)
Net change in unrealized appreciation on investments in private companies	13.98
Total from investment operations	11.07
Net Asset Value, June 30, 2014	$79.86
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized appreciation on investments in private companies	4.97
Total from investment operations	2.38
Net Asset Value, June 30, 2015	$82.24
Income/(loss) from investment operations:
Net investment loss	(2.64)
Net realized gain and change in unrealized appreciation on investments	(10.88)
Total from investment operations	(13.52)
Less distributions:
From return of capital and capital gains	(9.17)
Total distributions	(9.17)
Net Asset Value, June 30, 2016	$59.55
Income/(loss) from investment operations:
Net investment loss	7.26
Net realized gain and change in unrealized appreciation on investments	(5.49)
Total from investment operations	1.77
Net Asset Value, December 31, 2016	$61.32

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the six months ended December 31, 2016 (Unaudited) (Concluded)

10.	FINANCIAL HIGHLIGHTS (Continued)

	For the six months ended December 31, 2016 (Unaudited)	For the years ended June 30,			For the period from September 1, 2012 to June 30, 2013*	For the year ended August 31, 2012
		2016	2015	2014
Total return[1]	2.97%	(27.59%)	2.98%	16.09%	(20.56%)[3]	0.05%
Members’ capital, end of period (000’s)	$7,032	$6,829	$9,432	$9,159	$7,889	$9,930
Portfolio turnover	0.64%	3.25%	2.78%	0.54%	0.00%[3]	8.00%
Net investment gain (loss):
Before reimbursement of placement agent fees	(4.20%)	(3.46%)	(3.11%)	(3.70%)	(3.58%)[4]	(3.15%)
After reimbursement of placement agent fees	(4.20%)	(3.46%)	(3.11%)	(3.70%)	(3.58%)[4]	(3.15%)
Net operating expenses[2]:
Before reimbursement of placement agent fees	4.24%	3.51%	3.25%	3.71%	3.62%[4]	3.29%
After reimbursement of placement agent fees	4.24%	3.51%	3.25%	3.71%	3.62%[4]	3.29%

*
At a Board meeting held on August 23, 2012, the Board approved the change in fiscal year-end for the Fund from August 31 to the June 30 effective as of the end of the fiscal year ended August 31, 2012.

[1]
Internal rate of return since inception: As of December 31, 2016 was (6.45)%; As of June 30, 2016 was (7.31)%,; As of June 30, 2015 was (3.30)%; As of June 30, 2014 was (4.55)%; As of June 30, 2013 was (9.30)%; As of August 31, 2012 was (4.69)%; As of August 31, 2011 was (6.97)%. The internal rate of return is based on change in NAV since inception.

[2]
Net operating expenses before and after waiver of the management fee for the six months ended December 31, 2016 were 4.64% and 4.24% respectively, for the year ended June 30, 2016 were 3.93% and 3.51% respectively, for the year ended June 30, 2015 were 3.75% and 3.25% respectively. Net operating expenses before and after waiver of the management fee for the year ended June 30, 2014 were 3.99% and 3.71%, respectively. Net operating expenses before and after waiver of the management fee for the period from September 1, 2012 to June 30, 2013 were 3.78% and 3.62%, respectively. Net operating expenses before and after waiver of the management fee for the year ended August 31, 2012 were 3.46% and 3.29%, respectively.

[3]	Not annualized.

[4]	Annualized.

11.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of December 31, 2016, is set forth below. The business address of each Manager is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGER
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	14
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	14
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	14
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	14
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	14

[1]
The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Alternative Mutual Funds Trust (consisting of six funds), and Underlying Funds Trust (consisting of two funds).

[2]	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of December 31, 2016, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer and Secretary of the Fund	Since Inception	Mr. Chica joined Hatteras Funds in November 2007 and became the Chief Compliance Officer of Hatteras Funds and each of the funds in the Fund Complex in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

[1]
The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Alternative Mutual Funds Trust (consisting of six funds), and Underlying Funds Trust (consisting of two funds).

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-504-9070; or on or through the Fund’s website; or both and (2) on the SEC’s website at http: //www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited)

In recognition of Hatteras’ fiduciary obligations to its Clients and Hatteras’ desire to maintain its high ethical standards, Hatteras has adopted this Privacy Policy for Hatteras Funds, LP (“Hatteras”), Trust for Advisor Solutions (f/k/a Hatteras Alternative Mutual Funds Trust), Underlying Funds Trust (together, the “Trusts”) and Hatteras Closed-End Funds (collectively with the Trusts referred to as the “Fund(s)”) to safeguard the personal information of its consumers and customers in accordance with SEC Regulation S-P, 17 CFR 284.30:

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

Hatteras VC Co-Investment Fund II, LLC
 (a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited) (Concluded)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you
▪ open an account
▪ provide account information
▪ give us your contact information
▪ make a wire transfer
▪ tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ affiliates from using your information to market to you
▪ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include Hatteras Funds, LP, a registered investment adviser; Hatteras Capital Distributors, LLC, a registered broker-dealer; unregistered funds managed by Hatteras such as, Hatteras GPEP Fund, L.P., Hatteras GPEP Fund II, LLC, Hatteras Global Private Equity Partners International, LLC, Hatteras Late Stage VC Fund I, L.P. and Hatteras Private Equity Evergreen Fund.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Hatteras Funds doesn’t jointly market.

List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Master Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund, LP, Hatteras GPEP Fund II, LLC, Hatteras Late Stage VC Fund I, LP, Hatteras VC Co-Investment Fund II, LLC, Hatteras Private Equity Evergreen Fund and Trust for Advisor Solutions.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to members filed under Item 1 of this form.

(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend  nominees to the registrant's  board of  managers, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a)   The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 8, 2017

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 8, 2017

By (Signature and Title)*		/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 8, 2017

* Print the name and title of each signing officer under his or her signature.